Fixed Assets	12 Months Ended
Dec. 31, 2019
FIXED ASSETS [Abstract]
Fixed Assets

13. FIXED ASSETS

The following table summarizes the Sohu Group’s fixed assets (in thousands):

	As of December 31,
	2018	2019
Office buildings	$372,723	$366,686
Computer equipment and hardware	418,198	414,532
Leasehold and building improvements	48,364	47,262
Office furniture	8,768	9,091
Vehicles	3,812	3,595

Fixed assets, gross	851,865	841,166
Accumulated depreciation	(347,218)	(393,478)

Fixed assets, net	$504,647	$447,688

For the years ended December 31, 2019, 2018 and 2017, depreciation expenses for fixed assets were $92.9 million, $92.8 million and $82.9 million, respectively.